UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                   MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number 811-21066

                 Torrey U.S. Strategy Partners, LLC
          (Exact name of registrant as specified in charter)

                     505 Park Avenue, Fifth Floor
                       New York, New York 10022
          (Address of principal executive offices)(Zip code)

                        Torrey Associates, LLC
                     505 Park Avenue, Fifth Floor
                       New York, New York 10022
                (Name and address of agent for service)

     Registrant's telephone number, including area code: (212) 644-7800

Date of fiscal year end: March 31, 2010
Date of reporting period: June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

            TORREY  U.S. STRATEGY PARTNERS, LLC
           (A Delaware Limited Liability Company)

    Schedule of Investments in Unaffiliated Investment Funds as of
    June 30, 2009


                                                        First                                 Percentage
Investment Fund (a)		    Shares owned   acquisition date  Cost        Fair value   of net assets
- -------------------               ------------   ----------------  ----        ----------   -------------
Equity Long/Short Hedged
------------------------
Bay II Resource Partners, L.P.		-   	    4/1/2004	      2,211,256    3,054,605 	 4.80%
CamCap Resources, L.P.			-   	   10/1/2007	        216,833       67,467 	 0.11%
Castlerock Partners, L.P.		-   	    1/1/2006	      2,989,506    2,912,168 	 4.58%
Coeus Capital LP			-   	    1/1/2008	      5,059,526    4,135,968 	 6.50%
Emerson Capital Partners, LP		-	    1/1/2009          3,000,000    3,002,367     4.72%
ICAP QP Absolute Return Fund, L.P.	-   	    7/1/2006	      4,953,007    4,529,372 	 7.12%
Longhorn Onshore Inv LP Class A		-   	   10/1/2008	      3,500,000    3,405,501 	 5.35%
Newbrook Capital Partner LP		-   	    1/1/2008	      4,713,882    4,255,103 	 6.69%
Seligman Tech Spectrum Fund LLC		-   	    1/1/2007	      6,993,354    7,834,145 	12.32%
Seminole Small Cap Partners, LP		-   	    1/1/2004	      4,505,121    6,770,397 	10.64%
Severn River Capital Partners, LP	-           1/1/2009          3,000,000    3,118,648     4.90%
Stadia Opportunity			-   	    7/1/2008	      3,500,000    3,168,595 	 4.98%
TCS Capital, L.P.			-   	    1/1/2004	      2,478,961    2,416,926 	 3.80%
Whitney Green River Fund LP		-   	    1/1/2007	      5,985,412    4,910,720 	 7.72%
                                                                     ----------  ----------    -------
Strategy Total                                                       53,106,858   53,581,981 	84.23%


Event Driven Equity Long/Short
------------------------------
Jana Pirahana Fund, L.P.      		-   	    3/1/2005	      4,298,240    4,714,827 	 7.41%
                                                                     ----------  ----------    -------
Strategy Total							      4,298,240    4,714,827 	 7.41%


Total investments in unaffiliated investment funds                  $57,405,098   58,296,808    91.64%



Other assets less liabilities                                                     $5,314,844	 8.36%

                                                                                 -----------   -------
Net assets representing members' equity                                           63,611,652   100.00%
                                                                                 ===========   =======


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        Exhibit No.     DESCRIPTION OF EXHIBIT
        -----------     ----------------------
        3(a)            Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

        3(b)            Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Torrey U.S. Strategy Partners, LLC

By:      /s/ James A. Torrey
         ---------------------------
         James A. Torrey
         Chief Executive Officer

Date:   August 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James A. Torrey
         ---------------------------
         James A. Torrey
         Chief Executive Officer

Date:   August 11, 2009

By:      /s/ Raymond J. Cleary
         ---------------------------
         Raymond J. Cleary
         Principal Financial Officer

Date:   August 11, 2009